EMPLOYMENT ARRANGEMENTS AND OTHER AGREEMENTS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employment Arrangements And Other Agreements Details Narrative
Cash bonus received by Chairman and CEO	$ 175,000	$ 150,000
Incentive Compensation for Chairman and CEO	397,000	435,000
Monthly compensation for CFO	$ 11,550	$ 11,000